Financial income and expenses (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Financial Income and Expenses [Abstract]
Monetary variations		R$ (186)	R$ 78
Foreign exchange difference	(614)	266	249
Net on remeasurement of receivables from sale of farms	11,523	12,721	8,029
Realized profit (loss) from derivative financial instruments	20,158	(7,107)	15,922
Unrealized (loss) profit from Derivative financial instruments	R$ (4,475)	R$ 1,772	R$ 1,513